Deposits, Prepayment and Other Receivables, Net - Schedule of Deposits, Prepayment and Other Receivables Cost, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current
Other receivables		$ 33,442	$ 121,533
Deposits		199,935	73,917
Prepayment		120,542	197,706
Loan receivable from a third party	[1]	75,000
Advanced payment to supplier		74,674
Less: allowance for expected credit loss		(5)	(4)
Deposits, prepayment, other receivables and deferred IPO cost, net		503,588	393,152
Deposit with a digital asset broker		34,987	1,000,000
Receivables from agents		794,116	1,191,795
Deposit for land acquisition	[2]	4,614,749
Non-current
Prepayment			$ 33,333

[1]	The loan is unsecured, interest free and is repayable on demand.
[2]	No definitive agreement has been concluded to date regarding this deposit paid for the acquisition of land in Ras Al Khaimah, UAE.